Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended	374 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Lipper Money Market Funds Average
Prospectus [Line Items]
Average Annual Return, Percent	4.92%	2.28%	1.56%
T. Rowe Price Cash Reserves Fund [Member]
Prospectus [Line Items]
Average Annual Return, Percent	5.08%	2.39%	1.64%
Performance Inception Date				Oct. 29, 1993